REVENUES (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Total revenue	£ 47,363	£ 74,204	£ 18,957
United states | Crypto currency management fees
REVENUES
Total revenue	96	3,879
Worldwide | Crypto currency mining
REVENUES
Total revenue	£ 47,267	£ 70,325